Summary of significant accounting policies - Schedule of fair value and the non-recurring losses due to impairment of the related assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value and the non-recurring losses
Intangible assets, net - agency contract rights - Impairment loss		¥ 61,679,245	¥ 13,966,789
Equity method investments impairment loss	¥ 0	7,085,156	¥ 29,123,511
Nonrecurring | Fair Value Measurements at Reporting Date Using Significant Unobservable Inputs (Level 3)
Fair value and the non-recurring losses
Intangible assets, net - agency contract rights - Impairment loss		61,679,245
Other non-current assets - prepayments - Impairment loss		13,793,447
Equity investments without readily determinable fair value impairment loss	2,114,370	19,689,373
Total	¥ 2,114,370	102,247,221
Equity method investments impairment loss		¥ 7,085,156